ROPERTY AND EQUIPMENT, NET	12 Months Ended
Jul. 31, 2026
Property, Plant, and Equipment [Abstract]
ROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of July 31,	As of July 31,
	2025	2026
Furniture, Fittings, Office Equipment & Renovation	$112,172	$121,299
Computer Terminal & Peripherals	25,871	47,992
Sub-total	138,043	169,291
Accumulated depreciation	(30,078)	(67,073)
Property and equipment, net	$107,965	$102,218

Depreciation expenses were US$257 and currency translation difference were US$(3,747) for the year ended July 31, 2024.

Depreciation expenses were US$19,341 and currency translation difference were US$10,081 for the year ended July 31, 2025.

Depreciation expenses were US$35,664 and currency translation difference were US$1,331 for the year ended July 31, 2026.